Income Taxes - Schedule of Profit (Loss) before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Profit (loss) before income taxes	$ (53,237)	$ (98,663)	$ (177,872)
Israel
Income Tax Contingency [Line Items]
Profit (loss) before income taxes	(23,269)	(55,414)	(154,549)
International
Income Tax Contingency [Line Items]
Profit (loss) before income taxes	$ (29,968)	$ (43,249)	$ (23,323)